Barclays PLC parent company balance sheet (Narrative) (Details) ¥ in Millions, $ in Millions, $ in Millions	6 Months Ended					12 Months Ended
	Jun. 30, 2019 AUD ($) Issuance	Jun. 30, 2019 GBP (£) Issuance		Jun. 30, 2019 JPY (¥) Issuance	Jun. 30, 2019 USD ($) Issuance	Dec. 31, 2018 GBP (£)	Jun. 30, 2019 USD ($)	Dec. 31, 2017 GBP (£)
Condensed Balance Sheet Statements, Captions [Line Items]
Financial liabilities designated at fair value		£ 229,853,000,000	[1]			£ 216,834,000,000
Financial assets at fair value through the income statement		159,705,000,000	[1]			149,648,000,000
Issuance of subordinated debt		1,271,000,000				221,000,000
Subordinated liabilities		18,803,000,000	[1],[2]			20,559,000,000 [2]		£ 23,826,000,000
Barclays PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in subsidiaries		60,902,000,000				57,374,000,000
Increase (decrease) in investment in subsidiaries		3,528,000,000
Financial liabilities designated at fair value		3,514,000,000				0
Financial assets at fair value through the income statement		10,774,000,000				6,945,000,000
Issuance of subordinated debt		1,500,000,000
Subordinated liabilities		7,976,000,000				6,775,000,000
Barclays PLC [member] | AT1 Securities [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in subsidiaries		£ 12,200,000,000				£ 9,666,000,000
Barclays PLC [member] | Issuances of AT1 equity instruments [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Number of convertible instruments issued | Issuance	2	2		2	2
Barclays PLC [member] | 8% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Notional amount | $							$ 2,000
Barclays PLC [member] | Seven point two five percent Perpetual Subordinated Contingent Convertible Securities [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Notional amount		£ 1,000,000,000
Barclays PLC [member] | Barclays Bank PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Increase (decrease) in investment in subsidiaries		995,000,000
Barclays PLC [member] | Senior Notes [member] | Fixed interest rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of bonds and notes		£ 600,000,000
Barclays PLC [member] | Senior Notes [member] | Fixed-to-Floating Interest Rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of bonds and notes | $					$ 2,750
Barclays PLC [member] | Senior Notes [member] | Fixed and floating rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of bonds and notes | $	$ 940
Barclays PLC [member] | Bonds [member] | Fixed-to-Floating Interest Rate [member] | Financial liabilities designated at fair value [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of bonds and notes | ¥				¥ 20,000

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83